Other current and non-current assets - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Prepaid insurance expenses	€ 1,000	€ 100
Prepaid expenses of licenses and software	600	200
Other assets	787	617
Non-current prepayments	724	937
Receivables From Capital Gains Tax [Member]
Disclosure of subsidiaries [line items]
Other assets	400	300
Celgene Switzerland LLC And Genmab AS [Member]
Disclosure of subsidiaries [line items]
Current Incremental cost for collaboration agreement	500	600
Non-current prepayments	€ 700	€ 900